CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities:
Net income	$ 109,876,000	$ 147,246,000	$ 166,555,000
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	282,769,000	209,118,000	159,723,000
Accretion of convertible notes	1,461,000	388,000
Loss (gain) on disposal of property, plant and equipment	83,000	(253,000)	1,227,000
Gain on disposal of solar power systems	(10,091,000)		(1,666,000)
Gain on disposal of investment in affiliates	(10,392,000)	(13,936,000)	(1,928,000)
Impairment loss of property, plant and equipment	6,084,000	11,854,000	21,866,000
Impairment loss of project assets	17,152,000	369,000	20,194,000
Impairment loss of investment	0	24,060,000	0
Loss (gain) on change in fair value of derivatives, net	(23,785,000)	(50,001,000)	22,218,000
Share-based compensation	8,808,000	12,350,000	10,682,000
Equity in earnings of unconsolidated investees	(7,256,000)	(10,779,000)	(28,948,000)
Allowance for credit losses	7,615,000	9,874,000	1,250,000
Non-cash operating lease expenses	14,321,000	19,260,000	14,318,000
Write-down of inventories	14,070,000	42,907,000	19,447,000
Unrealized gain (loss) from sales to affiliates	35,890,000	(66,000)	6,194,000
Derecognition of interest rate swap		4,439,000
Changes in operating assets and liabilities:
Accounts receivable trade	(284,785,000)	65,379,000	51,670,000
Accounts receivable, unbilled	(8,783,000)	(12,064,000)	(15,268,000)
Amounts due from related parties	(68,912,000)	26,828,000	(17,347,000)
Inventories	(518,741,000)	(180,974,000)	(312,781,000)
Value added tax recoverable	(21,873,000)	2,687,000	(849,000)
Advances to suppliers	(30,416,000)	(138,915,000)	(27,066,000)
Project assets	(73,375,000)	(443,730,000)	28,527,000
Prepaid expenses and other current assets	(85,754,000)	(72,188,000)	33,283,000
Other non-current assets	20,357,000	(11,913,000)	(24,037,000)
Accounts payable	11,023,000	(89,180,000)	209,175,000
Short-term notes payable	150,982,000	120,445,000	185,827,000
Amounts due to subsidiaries	(171,000)	(9,773,000)	(5,798,000)
Other payables	126,215,000	10,386,000	42,810,000
Advances from customers	(53,998,000)	51,683,000	96,115,000
Operating lease liabilities	(15,803,000)	(19,369,000)	(12,566,000)
Other liabilities	41,835,000	179,911,000	(10,851,000)
Accrued warranty costs	9,413,000	(19,143,000)	4,624,000
Prepaid land use rights	1,647,000	452,000	2,622,000
Goodwill			1,005,000
Liability for uncertain tax positions	(7,281,000)	(623,000)	(4,775,000)
Deferred taxes	(67,386,000)	(21,439,000)	(12,455,000)
Net settlement of derivatives	31,886,000	33,054,000	(27,012,000)
Loss contingency accruals	(10,939,000)	1,115,000	4,126,000
Net cash provided by (used in) operating activities	(408,254,000)	(120,541,000)	600,111,000
Investing activities:
Investments in affiliates	(54,004,000)	(17,758,000)	(7,684,000)
Return of investment from affiliates	2,671,000		3,012,000
Proceeds from disposal of investment in affiliates	14,311,000	33,037,000	1,649,000
Purchase of property, plant and equipment and intangible assets	(428,725,000)	(334,781,000)	(291,182,000)
Proceeds from disposal of property, plant and equipment	18,555,000
Purchase of solar power systems	(775,000)	(160,000)
Proceeds from disposal of solar power systems	18,397,000		103,000
Net cash used in investing activities	(429,570,000)	(319,662,000)	(294,102,000)
Financing activities:
Proceeds from short-term borrowings	1,742,064,000	1,667,703,000	1,257,009,000
Repayment of short-term borrowings	(1,879,884,000)	(1,561,597,000)	(1,649,721,000)
Proceeds from long-term borrowings	588,082,000	207,632,000	530,990,000
Acquisition of non-controlling interest	(10,719,000)		(14,176,000)
Proceeds from non-controlling interests	10,003,000	261,332,000	11,488,000
Repayment to non-controlling interests	(6,588,000)
Net proceeds from issuance of common shares	148,510,000
Proceeds from third party financing liabilities		6,419,000	3,000,000
Proceeds from sales-leaseback arrangement	45,693,000	9,945,000	9,044,000
Distributions to tax equity investors			(1,120,000)
Repayment of finance lease obligation	(23,090,000)	(22,173,000)	(42,658,000)
Net proceeds from issuance of convertible notes		222,826,000
Payments for repurchase of convertible notes			(127,500,000)
Proceeds from subscription of employee stock ownership plan		36,342,000
Proceeds from exercise of stock options		1,035,000	875,000
Payments for repurchase of common shares		(5,963,000)	(11,845,000)
Net cash provided by (used in) financing activities	614,071,000	823,501,000	(34,614,000)
Effect of exchange rate changes	18,320,000	50,997,000	(6,965,000)
Net increase (decrease) in cash, cash equivalents and restricted cash	(205,433,000)	434,295,000	264,430,000
Cash, cash equivalents and restricted cash at the beginning of the year	1,639,715,000	1,205,420,000	940,990,000
Cash, cash equivalents and restricted cash at the end of the year	1,434,282,000	1,639,715,000	1,205,420,000
Supplemental disclosure of cash flow information:
Interest paid (net of amounts capitalized)	71,006,000	78,747,000	85,362,000
Income taxes paid, net of tax refund	57,396,000	38,193,000	40,454,000
Supplemental schedule of non-cash activities:
Property, plant and equipment costs included in other payables	$ 299,664,000	$ 244,512,000	$ 244,483,000